Disposal of assets - Narrative (Details) - Disposed of by sale - West Castor, West Telesto, And West Tucana $ in Millions	May 16, 2024 USD ($) rig
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of jack-up rigs | rig	3
Proceeds from divestiture of businesses	$ 338
Gain (loss) on disposal	$ 203
West Castor, West Telesto, And West Tucana
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)	50.00%